United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas February 8, 2007
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1222    15680 SH       Sole                    15680
AT&T Inc.                      COM              00206r102      425    11902 SH       Sole                    11902
Acxiom Corp                    COM              005125109      236     9200 SH       Sole                     9200
Alltel Corp                    COM              020039103     1003    16580 SH       Sole                    16580
American Express Co            COM              025816109     1405    23150 SH       Sole                    23150
Amgen Inc                      COM              031162100     1527    22357 SH       Sole                    22357
Anadarko Pete Corp             COM              032511107      244     5600 SH       Sole                     5600
Anheuser Busch Cos             COM              035229103      295     6000 SH       Sole                     6000
BJ Services                    COM              055482103     1201    40975 SH       Sole                    40975
BP Amoco PLC ADR               COM              055622104      445     6636 SH       Sole                     6636
Bristol Myers Squibb           COM              110122108      304    11536 SH       Sole                    11536
CSX Corp                       COM              126408103      207     6000 SH       Sole                     6000
Caremark Rx Inc                COM              141705103     2128    37266 SH       Sole                    37266
Caterpillar Inc                COM              149123101     1550    25275 SH       Sole                    25275
Cisco Systems Inc              COM              17275r102     2301    84177 SH       Sole                    84177
Citigroup Inc.                 COM              172967101     1786    32069 SH       Sole                    32069
Citizens Holding Co            COM              174715102     1035    46327 SH       Sole                    46327
Coca Cola Co                   COM              191216100      753    15600 SH       Sole                    15600
EMC Corp.                      COM              268648102     1280    97002 SH       Sole                    97002
Electronic Arts                COM              285512109     1219    24200 SH       Sole                    24200
Exxon Mobil Corp               COM              302290101     1908    24905 SH       Sole                    24905
First Data Corp.               COM              319963104      889    34855 SH       Sole                    34855
Flextronics Int'l              COM              y2573f102     1518   132250 SH       Sole                   132250
General Electric Co.           COM              369604103     3079    82746 SH       Sole                    82746
International Business Machine COM              459200101     2159    22225 SH       Sole                    22225
L3 Communications              COM              502424104     1584    19375 SH       Sole                    19375
Lowes Cos Inc                  COM              548661107     1839    59049 SH       Sole                    59049
Medtronic Inc                  COM              585055106     1034    19325 SH       Sole                    19325
Microsoft Corp                 COM              594918104     1540    51560 SH       Sole                    51560
Norwood Abbey Limited          COM              019619664        4    96000 SH       Sole                    96000
Oracle Corp                    COM              68389X105     1450    84625 SH       Sole                    84625
Pepsico Inc                    COM              713448108     1283    20510 SH       Sole                    20510
Pfizer Inc                     COM              717081103     1990    76835 SH       Sole                    76835
Pitney Bowes Inc               COM              724479100      758    16400 SH       Sole                    16400
Quest Diagnostics Inc.         COM              74834L100     1984    37440 SH       Sole                    37440
Schlumberger Ltd               COM              806857108     2098    33215 SH       Sole                    33215
Scotts Companies               COM              810186106     1936    37475 SH       Sole                    37475
Southwestern Energy            COM              845467109     1106    31550 SH       Sole                    31550
Tellabs Inc                    COM              879664100      245    23850 SH       Sole                    23850
Texas Instrs Inc               COM              882508104     1199    41643 SH       Sole                    41643
United Parcel Service          COM              911312106     1155    15410 SH       Sole                    15410
United Technologies            COM              913017109     2324    37175 SH       Sole                    37175
Wal Mart Stores Inc            COM              931142103     3971    85987 SH       Sole                    85987
Western Union Company          COM              959802109      781    34855 SH       Sole                    34855
Windstream Corp                COM              9738w1041      249    17500 SH       Sole                    17500
Wyeth                          COM              983024100      855    16800 SH       Sole                    16800
Zimmer Holdings, Inc.          COM              98956p102      263     3360 SH       Sole                     3360
iShares Dow Jones Energy Secto IDX              464287796      219 2150.000 SH       Sole                 2150.000
iShares Russell 1000 Index Fun IDX              464287598      245 3190.000 SH       Sole                 3190.000
iShares Russell 2000 Growth In IDX              464287648     1952 24835.000 SH      Sole                24835.000
iShares Russell 2000 Index Fun IDX              464287655     1631 20905.000 SH      Sole                20905.000
iShares Russell Midcap         IDX              464287499      334 3350.000 SH       Sole                 3350.000
iShares S & P 500              IDX              464287200      846 5955.000 SH       Sole                 5955.000
ishares Dow Jones Select Divid IDX              464287168     2316 32750.000 SH      Sole                32750.000
ishares Dow Jones US Health Ca IDX              464287762      924 13925.000 SH      Sole                13925.000
ishares EAFE Index             IDX              464287465     1180 16110.000 SH      Sole                16110.000
ishares Russell 1000 Growth In IDX              464287614     2531 45985.000 SH      Sole                45985.000
ishares Russell Mid Cap Growth IDX              464287481     1104 10715.000 SH      Sole                10715.000

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 58

Form 13F Information Tablle Value Total: $73,052
List of Other Included Managers:
No.		13F File Number		Name

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